Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Recent Accounting Pronouncements
Deferred charges, net	$ 8,715		$ 8,715		$ 4,751	$ 6,255
Long-term debt, net	2,376,004		2,376,004		2,470,417
Other finance expenses	1,111	$ 1,162	2,238	$ 2,335
Interest expense	$ 20,616	$ 21,230	$ 40,774	43,116
Reclassification | ASU 2015-03
Recent Accounting Pronouncements
Deferred charges, net					(35,000)
Long-term debt, net					$ (35,000)
Other finance expenses				(7,200)
Interest expense				$ 7,200